Schedule Of Revenues In geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
[Others]	$ 176	$ 450
Total Of Revenues Attributed	44,615	44,059
Canada [Member]
IfrsStatementLineItems [Line Items]
Revenues attributed	1,655	1,258
United States [Member]
IfrsStatementLineItems [Line Items]
Revenues attributed	$ 42,784	$ 42,351